UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Institutional Investment Manager Filing this Report:

Name:		RS Value Group LLC
Address:		388 Market Street, Ste. 200
		San Francisco, CA  94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Randall Hecht
Title:	CEO
Phone:	(415) 591-2700
Signature, Place, and Date of Signing:

	G. Randall Hecht		San Francisco, CA	November 15, 1999

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total:	57,135

Issuer                  Class           Cusip                Value      Shares   Invest.    Mgr.   Voting
                                                                       (x1,000)               Discret.                Auth.
Durban Roodepoort  Spons AD266597301   20   72,038SOLE 1  72,038
Inco, Ltd. - VBN ShCl VBN S4532587097,951  998,600SOLE 1 998,600
U.S. Global InvestoCl A    902952100  600  399,750SOLE 1 399,750
V-One Corporation  Com     9182781021,500   57,142SOLE 1  57,142
Abgenix            Com     00339B1075,584  142,500SOLE 1 142,500
AgriBioTech, Inc.  Com     008494106   71   17,500SOLE 1  17,500
CD Radio, Inc.     Com     12512710017,27  677,450SOLE 1 677,450
Cohesion Tech      Com     19248N101  885  147,500SOLE 1 147,500
Devon Energy Corp  Com     25179m103  458   11,053SOLE 1  11,053
EOG Resources Inc. Com     26875p1011,063   50,000SOLE 1  50,000
GIGA-Tronics, Inc. Com     375175106  911  323,772SOLE 1 323,772
Gymboree           Com     4037771051,822  265,000SOLE 1 265,000
Home Security Intl Com     4373331072,253  767,100SOLE 1 767,100
In Home Health Inc.Com New 453222408  981  461,733SOLE 1 461,733
Interlinq Software Com     458753100  895  238,600SOLE 1 238,600
Intervisual Books, Cl A Vtg460918105  222  196,950SOLE 1 196,950
MPSI Systems, Inc. Com New 553412206  569  216,738SOLE 1 216,738
Medical Manager CorCom     58461c1031,617   32,500SOLE 1  32,500
Metromedia Intl    Com     5916951011,590  385,550SOLE 1 385,550
New Era of NetworksCom     6443121001,566   72,400SOLE 1  72,400
Opta Food IngredienCom     68381n1051,124  382,700SOLE 1 382,700
Princeton Video ImaCom     742476104   94   20,000SOLE 1  20,000
Quokka Sports Inc. Com     7490771031,457  210,000SOLE 1 210,000
Sapient Corp       Com     803062108  641    6,800SOLE 1   6,800
Sonus Corp.        Com     8356911063,546  886,400SOLE 1 886,400
Vertel Corporation Com     9249071081,102  592,900SOLE 1 592,900
Wind River Systems Com     973149107  713   37,500SOLE 1  37,500
China Yuchai Intl  Com     G21082105  627  346,100SOLE 1 346,100
